Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Prior Year (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 14	$ 14
2022	10	12
2023	9	11
2024	7	11
2025	7	10
Thereafter	13	27
Total undiscounted minimum lease payments	60	85
Less: discounting minimum lease payments to present value	(4)	(8)
Total discounted minimum lease payments	$ 56	$ 77